COST OF SALES (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COST OF SALES [abstract]
Direct mining costs	$ 297,322	$ 272,329
Salaries and benefits	75,088	44,432
Workers' participation	1,422	4,285
Depletion and depreciation	216,250	171,447
Royalties and other taxes	46,036	33,304
Other	16,285	8,898
Cost of sales	652,403	534,695
Depletion and depreciation, right-of-use	$ 13,900	$ 9,000